Discontinued Operations (Schedule Of Revenue From Tysabri) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	$ 0.2	$ 4.0	$ 43.1
Tysabri - U.S. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	886.0	746.5	593.2
Tysabri - ROW [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	316.6	317.6	258.3
Continuing Operations [Member] | Tysabri - U.S. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	886.0	746.5	593.2
Continuing Operations [Member] | Tysabri - ROW [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	316.6	317.6	258.3
Continuing Operations [Member] | Total Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	$ 1,202.6	$ 1,064.1	$ 851.5